Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended		40 Months Ended	49 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2010	Jun. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (10,206)	$ (3,559)	$ (6,188)	$ (18)	$ (6,252)	$ (16,458)
Adjustments required to reconcile net loss to net cash used in operating activities
Share based compensation expenses	7,013	3,117	5,455
Issuance of shares for services	2,572					2,572
Decrease (increase) in other current assets	13	(22)	(23)	3	(24)	(11)
Increase (decrease) in accounts payables	85	7	107	4	115	200
Increase (decrease) other in accounts payables	(3)	85				0
Increase in related parties			3	0	3
Net Cash Used In Operating Activities	(526)	(372)	(646)	(11)	(703)	(1,299)
CASH FLOWS USED FROM INVESTING ACTIVITIES
Increase in property and Equipment	(1)	0	(8)	0	(8)	(9)
Net Cash Used In Investing Activities	(1)	0	(8)	0	(8)	(9)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from stock issued for cash	199	497	997	0	1,066	1,265
Net Cash Provided By Financing Activities	199	497	997	0	1,066	1,265
Net increase (decrease) in cash	(328)	125	343	(11)	355	27
Cash - beginning of year/period	355	12	12	23	0	0
Cash - end of year/period	$ 27	$ 137	$ 355	$ 12	$ 355	$ 27